FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Aaron Morse
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 11, 2006
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $626,884 (thousands)

List of Other Included Managers:

         None



                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/06                       Name of Reporting Manager:  ADAR Investment Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

ALBERTSONS INC                 COM               013104104       603      23,500   SH      SOLE                  23,500   -     -
AMERICAN CAPITAL STRATEGIES    COM               024937104     2,637      75,000   SH      SOLE                  75,000   -     -
AFFILIATED COMPUTER SERVICES   CLA               008190100    14,915     250,000   SH      SOLE                 250,000   -     -
ACUSPHERE INC                  COM               00511R870       210      31,396   SH      SOLE                  31,396   -     -
ALBERTO CULVER CO              COM               013068101     4,423     100,000   SH      SOLE                 100,000   -     -
ADOLOR CORP                    COM               00724X102       833      35,000   SH      SOLE                  35,000   -     -
AETNA INC NEW                  COM               00817Y108     3,931      80,000   SH      SOLE                  80,000   -     -
AMERICAN INTL GROUP INC        COM               026874107     6,609     100,000   SH      SOLE                 100,000   -     -
ACCESS INTEGRATED TECHNLGS I   CLA               004329108       643      50,000   SH      SOLE                  50,000   -     -
AMGEN INC                      NOTE      3/0     031162AL4     3,759   5,000,000   PRN     SOLE                       -   -     -
AMR CORP                       NOTE 4.500% 2/1   001765BB1    27,954  20,000,000   PRN     SOLE                       -   -     -
AUTONATION INC                 COM               05329W102     1,431      66,400   SH      SOLE                  66,400   -     -
ANWORTH MORTGAGE ASSET CP      COM               037347101     1,100     140,000   SH      SOLE                 140,000   -     -
ALPHA NATURAL RESOURCES INC    COM               02076X102     3,726     161,000   SH      SOLE                 161,000   -     -
APACHE CORP                    COM               037411105     2,620      40,000   SH      SOLE                  40,000   -     -
ACQUICOR TECHNOLOGY INC        UNIT 99/99/9999   00489A206     4,264     650,000   SH      SOLE                 650,000   -     -
ARENA PHARMACEUTICALS INC      COM               040047102       453      25,000   SH      SOLE                  25,000   -     -
AXCAN PHARMA INC               COM               054923107       664      50,000   SH      SOLE                  50,000   -     -
AMERICAN EXPRESS CO            DBCV 1.850%12/0   025816AS8    77,726  75,000,000   PRN     SOLE                       -   -     -
BRINKS CO                      COM               109696104     1,640      32,300   SH      SOLE                  32,300   -     -
CUBIST PHARMACEUTICALS INC     COM               229678107     1,081      47,076   SH      SOLE                  47,076   -     -
CELGENE CORP                   COM               151020104     1,415      32,000   SH      SOLE                  32,000   -     -
COMCAST HOLDINGS CORP          ZONES CV2% PCS    200300507    10,279     250,000   PRN     SOLE                       -   -     -
COMCAST CORP NEW               CLA SPL           20030N200    11,754     450,000   SH      SOLE                 450,000   -     -
COLEY PHARMACEUTICAL GROUP I   COM               19388P106       909      60,000   SH      SOLE                  60,000   -     -
COURTSIDE ACQUISITION CORP     COM               22274N102     1,078     200,000   SH      SOLE                 200,000   -     -
COURTSIDE ACQUISITION CORP     *W EXP 06/29/200  22274N110       256     400,000   SH      SOLE                 400,000   -     -
CABLEVISION SYS CORP           CLA NY CABLVS     12686C109    12,015     450,000   SH      SOLE                 450,000   -     -
COVENTRY HEALTH CARE INC       COM               222862104     2,699      50,000   SH      SOLE                  50,000   -     -
CNX GAS CORP                   COM               12618H309     3,900     150,000   SH      SOLE                 150,000   -     -
DEERFIELD TRIARC CAP CORP      COM               244572301       459      34,000   SH      SOLE                  34,000   -     -
DEL MONTE FOODS CO             COM               24522P103     3,017     254,400   SH      SOLE                 254,400   -     -
DOV PHARMACEUTICAL INC         NOTE 2.500% 1/1   259858AB4     4,537   5,000,000   PRN     SOLE                       -   -     -
COINMACH SVC CORP              CLA               19259W206       149      15,800   SH      SOLE                  15,800   -     -
COINMACH SVC CORP              UNIT 99/99/9999   19259W107       261      16,000   SH      SOLE                  16,000   -     -
DEVON ENERGY CORP NEW          DEB 4.900% 8/1    25179MAA1    15,637  13,500,000   PRN     SOLE                       -   -     -
ENDEAVOR ACQUISITION CORP      COM               292577103     2,438     325,000   SH      SOLE                 325,000   -     -
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200  292577111       455     325,000   SH      SOLE                 325,000   -     -
ESCHELON TELECOM INC           COM               296290109     5,270     335,000   SH      SOLE                 335,000   -     -
ENSCO INTL INC                 COM               26874Q100     5,145     100,000   SH      SOLE                 100,000   -     -
GREAT ATLANTIC & PAC TEA INC   COM               390064103     3,144      90,000   SH      SOLE                  90,000   -     -
GUIDANT CORP                   COM               401698105     7,806     100,000   SH      SOLE                 100,000   -     -
GENZYME CORP                   COM               372917104     1,008      15,000   SH      SOLE                  15,000   -     -
GENERAL GROWTH PPTYS INC       COM               370021107     4,887     100,000   SH      SOLE                 100,000   -     -
GILEAD SCIENCES INC            COM               375558103     1,947      31,300   SH      SOLE                  31,300   -     -
GENWORTH FINL INC              COM CLA           37247D106       669      20,000   SH      SOLE                  20,000   -     -
GENCO SHIPPING & TRADING LTD   SHS               Y2685T107       568      33,366   SH      SOLE                  33,366   -     -
HALLIBURTON CO                 COM               406216101     3,651      50,000   SH      SOLE                  50,000   -     -
HUMAN GENOME SCIENCES INC      COM               444903108       544      50,000   SH      SOLE                  50,000   -     -
HEALTH NET INC                 COM               42222G108     3,049      60,000   SH      SOLE                  60,000   -     -
HEALTHSPRING INC               COM               42224N101       931      50,000   SH      SOLE                  50,000   -     -
HUMANA INC                     COM               444859102     2,106      40,000   SH      SOLE                  40,000   -     -
HUNTSMAN CORP                  COM               447011107     6,369     330,000   SH      SOLE                 330,000   -     -
INTRAWEST CORPORATION          COM NEW           460915200     1,621      47,400   SH      SOLE                  47,400   -     -
IMCLONE SYS INC                COM               45245W109     1,519      44,640   SH      SOLE                  44,640   -     -
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1   460690AT7    44,247  42,500,000   PRN     SOLE                       -   -     -
KCS ENERGY INC                 COM               482434206     2,340      90,000   SH      SOLE                  90,000   -     -
KKR FINL CORP                  COM               482476306     1,234      55,000   SH      SOLE                  55,000   -     -
KANSAS CITY SOUTHERN           COM NEW           485170302    15,635     633,000   SH      SOLE                 633,000   -     -
MARINER ENERGY INC             COM               56845T305     2,871     140,000   SH      SOLE                 140,000   -     -
MCGRAW HILL COS INC            COM               580645109     2,881      50,000   SH      SOLE                  50,000   -     -
MILLS CORP                     COM               601148109     5,135     183,400   SH      SOLE                 183,400   -     -
MYOGEN INC                     COM               62856E104     2,895      80,000   SH      SOLE                  80,000   -     -
NATIONALAUSTRALIA BK LTD       CAP UTS EXCHBL    632525309   149,066   3,389,400   SH      SOLE               3,389,400   -     -
NEUROCRINE BIOSCIENCES INC     COM               64125C109     1,323      20,500   SH      SOLE                  20,500   -     -
NOBLE ENERGY INC               COM               655044105     1,318      30,000   SH      SOLE                  30,000   -     -
NATURAL GAS SERVICES GROUP     COM               63886Q109       268      15,000   SH      SOLE                  15,000   -     -
NALCO HOLDING COMPANY          COM               62985Q101     3,540     200,000   SH      SOLE                 200,000   -     -
NUVELO INC                     COM NEW           67072M301       980      55,000   SH      SOLE                  55,000   -     -
NEW PLAN EXCEL RLTY TR INC     NOTE 3.750% 6/0   648053AB2     4,046   3,780,000   PRN     SOLE                       -   -     -
ONYX PHARMACEUTICALS INC       COM               683399109     1,694      64,500   SH      SOLE                  64,500   -     -
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1   68812RAB1     3,296   4,295,000   PRN     SOLE                       -   -     -
PDL BIOPHARMA INC              COM               69329Y104     1,312      40,000   SH      SOLE                  40,000   -     -
PRICE COMMUNICATIONS CORP      COM NEW           741437305    14,773     835,100   SH      SOLE                 835,100   -     -
QUINTANA MARITIME LTD          SHS               Y7169G109     3,482     394,384   SH      SOLE                 394,384   -     -
RALCORP HLDGS INC NEW          COM               751028101     7,610     200,000   SH      SOLE                 200,000   -     -
RESOURCE CAP CORP              COM               76120W302       345      25,000   SH      SOLE                  25,000   -     -
SPRINT NEXTEL CORP             COM FON           852061100     3,876     150,000   SH      SOLE                 150,000   -     -
SCHULMAN A INC                 COM               808194104       469      18,930   SH      SOLE                  18,930   -     -
SUPERIOR ENERGY SVCS INC       COM               868157108       670      25,000   SH      SOLE                  25,000   -     -
SERVICES ACQUISITION CORP IN   *W EXP 02/14/200  817628118     1,001     240,000   SH      SOLE                 240,000   -     -
SOUTHWESTERN ENERGY CO         COM               845467109     2,897      90,000   SH      SOLE                  90,000   -     -
GRUPO TMM S A                  SPADR A SHS       40051D105     2,740     556,900   SH      SOLE                 556,900   -     -
TRIBUNE CO NEW                 SB DB EXCH2%29    896047305    47,197     645,900   SH      SOLE                 645,900   -     -
UNITEDHEALTH GROUP INC         COM               91324P102     2,234      40,000   SH      SOLE                  40,000   -     -
ULTRA PETROLEUM CORP           COM               903914109     3,739      60,000   SH      SOLE                  60,000   -     -
UNITED THERAPEUTICS CORP DEL   COM               91307C102       994      15,000   SH      SOLE                  15,000   -     -
VIACOM INC NEW                 CL B              92553P201     3,880     100,000   SH      SOLE                 100,000   -     -
WELLPOINT INC                  COM               94973V107     3,097      40,000   SH      SOLE                  40,000   -     -
XTO ENERGY INC                 COM               98385X106     1,089      25,000   SH      SOLE                  25,000   -     -

Information Table Entry Total:               90
Information Value Total (Thousands):    626,884
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